UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
43	Important Tax Information
44	Board Members Information
47	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the 12-month period from June 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds have continued to represent one of the better performing asset classes in U.S. financial markets. Prices have been supported by a number of positive influences, including steady demand for a relatively tight supply of newly issued securities, attractive after-tax current yields compared to government-guaranteed U.S. Treasury securities and improved fiscal conditions for many state and local issuers.

Despite recent weakness in employment data, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. For example, in the automobile industry, new cars offer improved gas mileage, the average age of the auto fleet is old, and credit is widely available at a time when household debt-service ratios have dropped sharply. Even residential construction has moved into a sustainable uptrend, in our opinion, as homebuilders have seen a rise in orders. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through May 31, 2012, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2012, Dreyfus NewYork Tax Exempt Bond Fund achieved a total return of 10.22%.1 The Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 10.40% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics fueled strong performance among municipal bonds over the reporting period.The fund’s return was modestly lower than its benchmark, chiefly due to shortfalls among higher-quality securities, including bonds backed by revenues from municipal water and sewer facilities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, NewYork state and NewYork city personal income taxes. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began in the midst of deteriorating investor sentiment as investors reacted cautiously to a resurgent European sovereign debt crisis and a contentious political debate regarding U.S. government spending and borrowing.These worries intensified over the summer of 2011, culminating in the downgrade of one agency’s credit-rating of long-term U.S. government debt. Investors responded by flocking to traditional safe havens, driving long-term interest rates lower.

Better macroeconomic news cheered investors in the fall, and they responded by reaching for higher levels of income from riskier market sectors and credit-rating categories. As a result, municipal bonds that had been punished during the downturn led the market rebound, while higher-quality bonds generally lagged market averages. Although stronger economic growth typically would support higher interest rates, longer-term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”).

Positive supply-and-demand forces also supported municipal bond prices. New issuance volumes fell sharply throughout 2011 after a flood of new supply in late 2010, and political pressure led to reduced borrowing for capital projects over the first five months of 2012. Meanwhile, demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment.

From a credit-quality perspective, New York’s fiscal condition has continued to improve.The state has enacted a number of reforms to its tax code, and tax receipts have increased amid greater spending discipline.

Longer Maturities Buoyed Relative Performance

The search by investors for competitive yields led them to focus on longer-term municipal bonds, boosting prices in a segment of the market’s maturity spectrum that we regarded as undervalued. In addition, the fund generally favored revenue-backed securities, including those issued on behalf of health care facilities, educational institutions and the state’s settlement of litigation with U.S. tobacco companies.These securities fared particularly well during the reporting period, as did the fund’s holdings of appropriation-backed state bonds and municipal bonds issued by Puerto Rico, which are exempt from New York state and city income taxes.

Detractors from the fund’s relative performance included higher-quality bonds, such as those backed by revenues from municipal water and sewer facilities, and underweighted exposure to industrial development bonds. In addition, NewYork bonds generally underperformed national market averages as reflected by the benchmark, mainly due to NewYork issuers’ relatively strong credit profiles in a market environment that was led by lower-quality credits.

Prepared for a Changing Market Environment

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, higher yielding and longer-maturity bonds have become more richly valued after recent rallies. Consequently, while we have continued to favor revenue-backed municipal bonds over their general obligation counterparts, we expect to trim some positions and add to holdings of higher quality bonds from essential municipal services.

June 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 5/31/12
	1Year	5 Years	10 Years
Fund	10.22%	5.25%	4.67%
Barclays Municipal Bond Index	10.40%	5.87%	5.40%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus NewYork Tax Exempt Bond Fund, Inc. on 5/31/02 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in NewYork municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in NewYork municipal obligations. The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

Expenses paid per $1,000†	$3.76
Ending value (after expenses)	$1,059.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

Expenses paid per $1,000†	$3.69
Ending value (after expenses)	$1,021.35

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

May 31, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.9%	Rate (%)	Date	Amount ($)		Value ($)
New York—89.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000		2,286,660
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,050,000		4,381,573
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	11,525,000		12,402,974
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	20,000,000	[a,b]	24,034,200
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/12	1,800,000		1,806,030
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000		1,271,572
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000		1,227,499
Erie County,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	4/1/14	2,000,000	[c]	2,181,440
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000		5,607,050
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000		1,800,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,500,000		6,343,370
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000	[a,b]	9,045,680
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000		8,406,790
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	12/1/14	16,000,000		17,899,040
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000		26,026,953
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.50	11/15/30	10,325,000		11,852,377
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/24	7,500,000		7,527,375
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/21	5,050,000		6,122,872
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000		3,977,369
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/27	4,370,000		5,110,584
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	6,680,000		7,690,016
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	12,000,000		13,489,680

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/35	5,000,000		5,312,150
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000		10,849,200
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	5,750,000		5,958,265
New York City,
GO	5.00	11/1/19	9,000,000		9,910,890
New York City,
GO	5.00	4/1/20	3,500,000		3,896,865
New York City,
GO	5.00	8/1/20	2,000,000		2,252,200
New York City,
GO	5.00	8/1/21	10,000,000		12,329,500
New York City,
GO	5.25	10/15/22	1,150,000		1,228,878
New York City,
GO	5.50	6/1/23	25,000		26,199
New York City,
GO	5.00	8/1/23	11,020,000		13,288,136
New York City,
GO	5.00	8/1/27	8,825,000		10,245,825
New York City,
GO	5.00	8/1/29	5,935,000		6,932,555
New York City,
GO	5.00	10/1/32	5,745,000		6,610,944
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	2,950,000		2,976,137
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	10/15/13	1,450,000	[c]	1,549,455
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	240,000		261,334

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO (Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	5/15/14	7,215,000	[c]	7,910,093
New York City,
GO (Prerefunded)	5.50	6/1/13	100,000	[c]	105,284
New York City,
GO (Prerefunded)	5.25	10/15/13	850,000	[c]	908,301
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000		5,399,195
New York City Health and Hospitals
Corporation, Health
System Revenue	5.00	2/15/30	10,000,000		11,165,900
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/12	1,460,000		1,465,884
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.25	7/1/15	1,640,000		1,791,716
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/27	1,000,000		1,070,660
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000		11,264,452
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000	[d]	6,008,769

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000	2,204,020
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,830,000	3,094,294
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	9,250,000	11,003,337
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	25,608,200
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,792,950
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	22,848,200
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	11,292,800
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,720,535
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	6,000,000	6,716,700
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	21,423,640

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Transitional
Finance Authority,
Building Aid Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	11,164,700
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	11,022,600
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/23	10,000,000	11,406,200
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	17,515,703
New York City Trust for
Cultural Resources,
Revenue (The Museum
of Modern Art)	5.00	4/1/31	6,000,000	6,692,760
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,788,919
New York Counties Tobacco
Trust IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	318,175
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	9,000,000	9,750,510
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	5,000,000	5,654,450
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,232,366
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	3,899,450

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	11,023,500
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	4,010,000	4,958,485
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	1,035,000	1,044,108
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/37	11,000,000	11,519,090
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks)	5.00	7/1/15	1,570,000	1,570,612
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/19	15,000,000	17,428,650
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/20	5,000,000	5,798,650
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/21	10,000,000	11,597,300
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	10/1/22	4,250,000	5,496,865
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/23	10,255,000	11,848,524
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/37	6,035,000	6,810,075

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000		4,030,279
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,128,882
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000		1,455,336
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000		2,640,220
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/36	2,250,000		2,566,980
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,848,670
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/28	18,335,000	[e]	12,188,375
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000		31,698
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		7,098,324

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,150,000		11,205,092
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Prerefunded)	5.25	2/15/14	2,305,000	[c]	2,491,935
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000		6,115,684
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000		9,359,166
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000		10,333,170
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000		5,405,364
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000		1,506,680
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000		1,986,631
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000		2,182,985
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000		1,465,113

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	43,345,988
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,911,600
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000	1,697,175
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000	3,960,355
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,365,018
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	5,055,840
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000	9,036,075
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/13	2,625,000	2,798,460
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,719,425
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	8,070,750

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,020,540
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,777,249
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	13,161,170
New York State Dormitory
Authority, Revenue (Saint Barnabas
Hospital) (Insured; AMBAC)	5.25	8/1/15	2,135,000	2,146,614
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/15/16	5,000,000	5,947,550
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/13	810,000	839,257
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	4,265,000	4,429,160
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	3,940,000	4,091,651
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	6,825,000	7,466,072

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	3,250,000		3,708,965
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		5,990,050
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	5,000,000		5,587,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/38	7,230,000		8,394,608
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		17,871,040
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000		2,164,200
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital Association)	5.50	7/1/32	1,000,000		1,014,070
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.05	3/15/13	500,000	[c]	518,870
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	10,000,000		12,233,500
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	8/15/36	2,625,000		3,052,166
New York State Dormitory Authority,
Third General Resolution Revenue
(State University Educational
Facilities Issue)	5.00	5/15/29	3,000,000		3,506,010

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Environmental
Facilities Corporation,
State Clean Water and
Drinking Water Revolving
Funds Revenue (New York
City Municipal Water Finance
Authority Projects)	5.00	6/15/24	4,000,000	4,910,920
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	8/15/37	4,025,000	4,634,224
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	1,080,110
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,609,202
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	11,030,100
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/15/20	1,270,000	1,414,082
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	4,080,000	4,084,855
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	2,880,000	3,125,635
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	3,295,000	3,537,710
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,707,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	11,617,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000	20,503,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000	16,872,427
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,686,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	14,750,074
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,905,037
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000	11,815,900
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000	24,462,800
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility Revenue
(American Ref-Fuel Company
of Niagara, LP Facility)	5.55	11/15/15	2,500,000	2,534,950
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,556,898
Niagara Falls City School
District, COP (High School
Facility) (Insured; National
Public Finance Guarantee Corp.)	5.63	6/15/13	2,045,000	2,160,502
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.70	1/1/28	4,600,000	3,615,048

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	18,523,800
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,666,100
Port Authority of New York and
New Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000	11,343,200
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000	5,620,700
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/13	6,000,000	6,212,400
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/14	10,000,000	10,515,700
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	5,500,000	5,997,695
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/15/18	20,000,000	22,221,200
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000	11,004,300
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	2,025,000	2,367,691

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s
Ferry Project)	5.00	11/1/12	1,455,000		1,474,162
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s
Ferry Project)	5.00	11/1/13	1,000,000		1,039,080
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000		10,678,980
Tobacco Settlement
Financing Corporation of
New York, Asset-Backed
Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/20	10,755,000		11,295,439
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	5,000,000		5,110,700
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	[c]	8,774,925
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[c]	13,985,737
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000		1,534,665
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000		9,525,760
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,892,200
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	6,900,000		7,721,238

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.13	1/1/14	3,000,000	[c]	3,230,700
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000		4,227,885
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000		8,675,391
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	1,230,000		1,226,396
U.S. Related—9.4%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000		3,844,332
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	1,000,000		1,029,760
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	4,500,000		4,568,895
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,500,000		3,516,275
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	9,500,000		10,548,705
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000		3,361,350
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	10,000,000		10,741,400
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	10,000,000		10,288,000
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000		5,549,250

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000	[e]	10,675,833
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000		6,147,020
Puerto Rico Industrial, Tourist,
Educational, Medical
and Environmental
Control Facilities
Financing Authority, HR
(Hospital Auxilio Mutuo
Obligated Group Project)	5.00	7/1/19	3,415,000		3,776,683
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	10,000,000		11,126,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000		5,379,050
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,356,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,714,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,500,000		6,442,975
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	13,000,000		14,661,400
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000		10,146,500
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	920,000		923,082
Total Long-Term
Municipal Investments
(cost $1,288,480,209)					1,406,657,579

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.4%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	7,400,000	[f]	7,400,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	5,100,000	[f]	5,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	4,400,000	[f]	4,400,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	2,500,000	[f]	2,500,000
Total Short-Term Municipal Investments
(cost $19,400,000)					19,400,000

Total Investments (cost $1,307,880,209)			100.3%		1,426,057,579
Liabilities, Less Cash and Receivables			(.3%)		(3,662,646)
Net Assets			100.0%		1,422,394,933

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, these securities were valued at $33,079,880 or 2.3% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Non-income producing—security in default.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	11.4
AA		Aa		AA	51.8
A		A		A	19.4
BBB		Baa		BBB	13.3
BB		Ba		BB	2.7
F1		MIG1/P1		SP1/A1	.3
Not Rated[g]		Not Rated[g]		Not Rated[g]	1.1
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,307,880,209	1,426,057,579
Cash		1,806,674
Interest receivable		19,949,816
Receivable for shares of Common Stock subscribed		72,350
Prepaid expenses		19,816
		1,447,906,235
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		837,904
Payable for floating rate notes issued—Note 4		14,000,000
Payable for investment securities purchased		10,070,403
Payable for shares of Common Stock redeemed		417,029
Interest and expense payable related to
floating rate notes issued—Note 4		31,588
Accrued expenses		154,378
		25,511,302
Net Assets ($)		1,422,394,933
Composition of Net Assets ($):
Paid-in capital		1,306,588,753
Accumulated net realized gain (loss) on investments		(2,371,190)
Accumulated net unrealized appreciation
(depreciation) on investments		118,177,370
Net Assets ($)		1,422,394,933
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		91,970,499
Net Asset Value, offering and redemption price per share ($)		15.47

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS

Year Ended May 31, 2012

Investment Income ($):
Interest Income	61,867,597
Expenses:
Management fee—Note 3(a)	8,272,982
Shareholder servicing costs—Note 3(b)	1,330,415
Directors’ fees and expenses—Note 3(c)	129,719
Interest and expense related to floating rate notes issued—Note 4	114,243
Custodian fees—Note 3(b)	87,078
Professional fees	84,159
Prospectus and shareholders’ reports	29,484
Registration fees	28,422
Loan commitment fees—Note 2	13,668
Miscellaneous	71,329
Total Expenses	10,161,499
Less—reduction in fees due to earnings credits—Note 3(b)	(790)
Net Expenses	10,160,709
Investment Income—Net	51,706,888
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,160,327
Net unrealized appreciation (depreciation) on investments	77,957,294
Net Realized and Unrealized Gain (Loss) on Investments	82,117,621
Net Increase in Net Assets Resulting from Operations	133,824,509

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2012	2011
Operations ($):
Investment income—net	51,706,888	54,411,828
Net realized gain (loss) on investments	4,160,327	(2,500,749)
Net unrealized appreciation
(depreciation) on investments	77,957,294	(24,531,087)
Net Increase (Decrease) in Net Assets
Resulting from Operations	133,824,509	27,379,992
Dividends to Shareholders from ($):
Investment income—net	(51,639,613)	(54,762,761)
Capital Stock Transactions ($):
Net proceeds from shares sold	72,322,046	78,123,340
Dividends reinvested	39,198,926	41,269,153
Cost of shares redeemed	(116,411,901)	(176,916,895)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,890,929)	(57,524,402)
Total Increase (Decrease) in Net Assets	77,293,967	(84,907,171)
Net Assets ($):
Beginning of Period	1,345,100,966	1,430,008,137
End of Period	1,422,394,933	1,345,100,966
Capital Share Transactions (Shares):
Shares sold	4,790,776	5,335,140
Shares issued for dividends reinvested	2,601,279	2,822,260
Shares redeemed	(7,754,339)	(12,164,487)
Net Increase (Decrease) in Shares Outstanding	(362,284)	(4,007,087)

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds financial statements.

			Year Ended May 31,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.57	14.84	14.18	14.44	14.64
Investment Operations:
Investment income—net[a]	.56	.58	.58	.58	.57
Net realized and unrealized
gain (loss) on investments	.90	(.27)	.65	(.25)	(.17)
Total from Investment Operations	1.46	.31	1.23	.33	.40
Distributions:
Dividends from
investment income—net	(.56)	(.58)	(.57)	(.57)	(.57)
Dividends from net realized
gain on investments	—	—	—	(.02)	(.03)
Total Distributions	(.56)	(.58)	(.57)	(.59)	(.60)
Net asset value, end of period	15.47	14.57	14.84	14.18	14.44
Total Return (%)	10.22	2.15	8.86	2.48	2.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	.74	.73	.76	.78
Ratio of net expenses
to average net assets	.74	.74	.73	.75	.78
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.01	.01	.02	.06
Ratio of net investment income
to average net assets	3.75	3.94	3.97	4.15	3.97
Portfolio Turnover Rate	11.99	8.75	11.35	16.88	42.55
Net Assets, end of period
($ x 1,000)	1,422,395	1,345,101	1,430,008	1,371,586	1,465,596

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus NewYorkTax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as deter-

mined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,426,057,579	—	1,426,057,579

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $549,372, undistributed ordinary income $249,972, accumulated capital losses $1,101,615 and unrealized appreciation $116,657,823.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2012. If not applied, $828,413 of the carryover expires in fiscal 2018 and $273,202 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2012 and May 31, 2011 were as follows: tax exempt income $51,639,613 and $54,707,407 and ordinary income $0 and $55,354, respectively.

During the period ended May 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $67,275, increased accumulated net realized gain (loss) on investments by $23,160 and increased paid-in capital by $44,115. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (exclusive of taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended May 31, 2012, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2012, the fund was charged $772,933 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $280,108 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $87,078 pursuant to the custody agreement.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $29,233 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $790.

During the period ended May 31, 2012, the fund was charged $6,565 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $721,801, custodian fees $22,522, chief compliance officer fees $2,652 and transfer agency per account fees $90,929.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2012, amounted to $162,469,785 and $165,496,100, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2012, was approximately $14,000,000, with a related weighted average annualized interest rate of .82%.

At May 31, 2012, the cost of investments for federal income tax purposes was $1,295,399,756; accordingly, accumulated net unrealized appreciation on investments was $116,657,823, consisting of $124,170,415 gross unrealized appreciation and $7,512,592 gross unrealized depreciation.

The Fund 41

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus NewYorkTax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2012 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 27, 2012

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended May 31, 2012 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York state and NewYork city personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV which will be mailed in early 2013.

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
William Hodding Carter III (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-2006)
No. of Portfolios for which Board Member Serves: 27
———————
Gordon J. Davis (70)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable, LLP
• Partner in the law firm of Dewey & LeBoeuf, LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 40

Joni Evans (70)
Board Member (1985)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
• Senior Vice President of the William Morris Agency (1994-2006)
No. of Portfolios for which Board Member Serves: 27
———————
Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 60
———————
Richard C. Leone (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Public Company Board Memberships During Past 5Years:
• Partnership for a Secure America, Director
No. of Portfolios for which Board Member Serves: 27
———————
Hans C. Mautner (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 27

The Fund 45

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (48)
Board Member (2006)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 50
———————
Burton N.Wallack (61)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 27
———————
John E. Zuccotti (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Public Company Board Memberships During Past 5Years:
• Emigrant Savings Bank, Director (2004-present)
• Doris Duke Charitable Foundation,Trustee (2006-present)
• New York Private Bank & Trust, Director
No. of Portfolios for which Board Member Serves: 27
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 47

OFFICERS OF THE FUND (Unaudited) (continued)

The Fund 49

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $31,401 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $12,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were  $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,020 in 2011 and $3,298 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $892 in 2011 and $1,385 in 2012. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,526,919 in 2011 and $34,285,599 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)